CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (2,756)	$ (15,036)
Adjustments to reconcile net loss to net cash used in operating activities
(Income) loss from equity method investments	(225)	1,194
Stock-based compensation	1,913	548
Depreciation and amortization	1,114	1,014
Amortization of debt issuance costs	93
Provision for stock option fair value	9	(50)
Gain on Payroll Protection Program loan		(1,211)
Gain on extinguishment of acquisition debt		(188)
Accretion expense	556	782
Settlement of Payables		40
Deferred income taxes, net		(1,561)
Change in operating assets and liabilities
Accounts receivable, net	(10,845)	15,898
Prepaid expenses	133	(116)
Right of use assets	48	(301)
Accounts payable and accrued liabilities	(920)	(1,494)
Due from MSAs	(1,071)	(2,573)
Lease liability	(500)	192
Income taxes	(846)	(388)
Other assets and liabilities	(76)	66
Net cash used in operating activities	(13,373)	(3,184)
Cash flows from investing activities
Purchase of fixed assets		(319)
Net cash paid for acquisitions	(307)	(7,736)
Distributions received from equity method investments	312	558
Net cash provided by (used in) investing activities	1	(7,497)
Cash flows from financing activities
Proceeds from exercise of stock options	19	19
Proceeds from share issuance, net	5,062	9,611
Proceeds from term loan		1,978
Repayment of term loan		(1,418)
Proceeds from Paycheck Protection Program	1,665	1,211
Proceeds from line of credit		2,122
Repayment of line of credit		(1,000)
Proceeds from debenture	10,360
Repayment of short term debt	(4,100)
Proceeds from convertible debenture		2,485
Net cash provided by financing activities	13,006	15,008
Decrease in cash	(366)	4,327
Cash at beginning of period	4,386	59
Cash at end of period	4,020	4,386
Supplemental cash flow information
Interest paid	973	498
Income taxes paid	16	$ 55
Supplemental non-cash flow information
Purchase of equipment with finance leases	431
Settlement of performance share issuance liability	2,668
Settlement of acquisition share issuance liability	540
Convertible debt exercised for common shares	$ 60